Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at March 31, 2026	As at March 31, 2025
Cash on hand	$665	$3,107
Cash at bank	221,176	745,614

Total	$221,841	$748,721